Employee and Retiree Benefits (Deferred Compensation Narrative) (Details) - USD ($)	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer discretionary contribution amount	$ 1,500,000	$ 1,200,000	$ 1,100,000
Key Employees [Member] | Non-Qualified Deferred Compensation Program (1981) [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Vesting age	55 years
Requisite service period	5 years
Requiste service period prior to December 1992	20 years
Deferred compensation expense	$ 1,300,000	1,300,000	$ 1,400,000
Deferred compensation liabilities	18,000,000	19,500,000
Officers and Managers [Member] | Supplemental Employee Retirement Plan (SERP) [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Deferred compensation liabilities	$ 2,700,000	2,600,000
Contractual amount of years after retirement	15 years
Non-Qualified Share Option Program (2001) [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Deferred compensation assets	$ 3,700,000	5,400,000
Deferred share-based compensation liabilities	$ 3,300,000	4,800,000
Additional contribution at initiation	25.00%
Required option exercise period	15 years
Executive Deferred Compensation Plan 2007 [Member] | Officers and Key Employees [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Deferred compensation liabilities	$ 389,000	299,000
Deferred compensation assets	$ 388,000	$ 297,000
Maximum salary deferral	50.00%
Maximum cash incentive award deferral	100.00%